UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2009

Date of reporting period:  August 31, 2009

Item 1. Reports to Stockholders.

Annual Report

FUSION GLOBAL
LONG/SHORT FUND

August 31, 2009

Investment Adviser

American Independence Financial Services, LLC
335 Madison Avenue
Mezzanine
New York, NY 10017

Phone: 1-877-600-7788

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	6
SCHEDULE OF INVESTMENTS	8
STATEMENT OF ASSETS AND LIABILITIES	15
STATEMENT OF OPERATIONS	16
STATEMENTS OF CHANGES IN NET ASSETS	17
FINANCIAL HIGHLIGHTS	18
NOTES TO FINANCIAL STATEMENTS	19
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	26
BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	27
ADDITIONAL INFORMATION	30

Dear Mutual Fund investor,

The AIFS quantitative equity investment team took over the investment management responsibilities of the Fusion Global Long/Short Fund on March 5th 2009.  The Fund applies proprietary quantitative and trading methodologies to invest in equities and exchange-traded funds (“ETFs”) which represent general asset classes, including: both U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and the U.S. dollar. The Fund’s assets may be allocated among the different types of ETFs at the Adviser’s discretion.

The Fund will allocate among securities of various regions and countries, including the United States.  The Fund’s portfolio may include securities in both developed and emerging markets in Europe, the Far East, the Middle East, Africa, Australia, Latin America and North America.  The Fund may invest up to 150% net long and 50% net short.

The Fund’s default position is Global Market Neutral, but the Advisor will use dynamically applied beta, both inverse and positive, when deemed appropriate.

The Fusion Global Long Short Fund seeks to provide consistent returns during all stock market environments. The Fund will invest in individual securities and ETF’s, choosing from a broad selection of global asset classes. The Fund will take positions, both “Long” and “Short” based on the advisors models in an attempt to achieve this goal.  We believe that there is a desire by investors to a have product that has the potential to deliver relatively consistent returns with low volatility.

Since the current team took over the management of the portfolio (3/5/09) the fund has delivered a return of 4.59% for the period ended 8/31/09, while the trailing twelve months return was -4.63% for the period ended 8/31/09. The primary reason for the 4.56% was due to positive stock selection relative to the inverse beta ETF’s the portfolio holds to minimize volatility. The current beta of the portfolio relative to the S&P 500 is about 0.11. (In this case, “Beta” is a measure of a portfolio’s sensitivity to the S&P 500 where 1.00 means there is a high positive relationship, -1.00 means there is a large negative relationship and 0.00 means there is no relationship).

John J. Holmgren, Jr.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice

Mutual fund investing involves risk. Principal loss is possible.  The Fusion Global Long/Short Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. It may make short sales of securities which involves the risk that losses may exceed the original amount invested and may invest in foreign securities in developing or emerging markets which can entail additional social, political and economic risks. It also may invest in smaller companies and debt instruments (including zero-coupon US Treasury bonds) which may be subject to higher volatility & risk than larger stocks and coupon bonds. The

Fusion Global Long/Short Fund is considered a “fund of funds”, and will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stock. You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

AIFS is the advisor to the Fusion Global Long/Short Fund which is distributed by Quasar Distributors, LLC.

FUSION GLOBAL LONG/SHORT FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, such as advisory fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/09–8/31/09).

Actual Expenses
The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fusion Global Long/Short Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/09	8/31/09	3/1/09 – 8/31/09*
Actual	$1,000.00	$1,025.70	$9.70
Hypothetical (5% return
before expenses)	1,000.00	1,015.63	9.65

*	Expenses are equal to the Fund’s annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

FUSION GLOBAL LONG/SHORT FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is long-term capital appreciation across a wide variety of market conditions with the goal of providing longer term investors better returns with less volatility than the broad equity market averages across a full market cycle.

Sector Breakdown*
% of Investments

* Excludes other
assets and liabilities
Average Annual
For Periods Ended August 31, 2009

	Fusion Global
	Long/Short	S&P 500
	Fund	Index
One Year	(4.63)%	(18.25)%
Since Inception (9/28/07)	(2.92)%	(16.89)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-600-7788.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Continued

FUSION GLOBAL LONG/SHORT FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and benchmarks on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

Hypothetical Comparison of Change in Value of $10,000 Investment

*  Inception Date

FUSION GLOBAL LONG/SHORT FUND

Schedule of Investments

August 31, 2009

	Shares	Value
COMMON STOCKS 63.58%
Aerospace & Defense 3.43%
General Dynamics Corp.	700	$41,433
Goodrich Corp.	600	33,096
Honeywell International, Inc.	1,100	40,436
ITT Industries, Inc.	600	30,048
L-3 Communications Holdings, Inc.	400	29,760
Lockheed Martin Corp.	600	44,988
Precision Castparts Corp.	400	36,512
Raytheon Co.	800	37,744
Rockwell Collins, Inc.	700	32,228
		326,245
Beverages 1.84%
Brown-Forman Corp. - Class B	600	26,832
The Coca-Cola Co.	1,300	63,401
Molson Coors Brewing Co.	600	28,428
PepsiCo, Inc.	1,000	56,670
		175,331
Capital Markets 1.71%
Ameriprise Financial Inc.	1,000	30,030
The Charles Schwab Corp.	1,900	34,314
The Goldman Sachs Group, Inc.	400	66,184
T. Rowe Price Group, Inc.	700	31,724
		162,252
Chemicals 0.26%
CF Industries Holdings, Inc.	300	24,498
Commercial Banks 0.90%
Wells Fargo & Co.	3,100	85,312
Commercial Services & Supplies 0.47%
Pitney Bowes, Inc.	1,200	26,820
RR Donnelley & Sons Co.	1,000	17,840
		44,660
Communications Equipment 1.75%
Cisco Systems, Inc. (a)	3,900	84,240
Harris Corp.	900	31,257
QUALCOMM, Inc.	1,100	51,062
		166,559
Computers & Peripherals 4.04%
Apple Inc. (a)	700	117,747
Hewlett-Packard Co.	2,200	98,758
International Business Machines Corp.	900	106,245

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Schedule of Investments (Continued)

August 31, 2009

	Shares	Value
COMMON STOCKS 63.58% (Continued)
Computers & Peripherals 4.04% (Continued)
Teradata Corporation (a)	1,000	$26,930
Western Digital Corp. (a)	1,000	34,280
		383,960
Construction & Engineering 0.18%
Jacobs Engineering Group, Inc. (a)	400	17,592
Consumer Finance 0.33%
Discover Financial Services	2,300	31,625
Containers & Packaging 0.59%
Ball Corp.	600	29,076
Owens-Illinois, Inc. (a)	800	27,152
		56,228
Diversified Consumer Services 0.29%
H&R Block, Inc.	1,600	27,648
Diversified Financial Services 3.19%
Bank of America Corp.	5,800	102,022
IntercontinentalExchange, Inc. (a)	300	28,140
J.P. Morgan Chase & Co.	2,700	117,342
Moody's Corp.	1,100	29,964
Nasdaq Stock Market, Inc. (a)	1,200	26,340
		303,808
Diversified Telecommunication Services 2.24%
AT&T, Inc.	4,000	104,200
Qwest Communications International Inc.	7,000	25,130
Verizon Communications, Inc.	1,900	58,976
Windstream Corp.	2,900	24,853
		213,159
Electric Utilities 0.80%
Exelon Corp.	800	40,016
FirstEnergy Corp.	800	36,104
		76,120
Electrical Equipment 0.73%
Cooper Industries Ltd.	900	29,025
Emerson Electric Co.	1,100	40,557
		69,582
Electronic Equipment, Instruments & Components 0.98%
Amphenol Corp.	900	31,464
Corning, Inc.	2,400	36,192
FLIR Systems, Inc. (a)	1,100	25,322
		92,978

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Schedule of Investments (Continued)

August 31, 2009

	Shares	Value
COMMON STOCKS 63.58% (Continued)
Energy Equipment & Services 2.91%
Baker Hughes, Inc.	800	$27,560
BJ Services Co.	1,800	28,908
Diamond Offshore Drilling	300	26,826
ENSCO International, Inc.	700	25,830
FMC Technologies, Inc. (a)	600	28,620
Halliburton Co.	1,600	37,936
Nabors Industries Ltd. (a)	1,500	26,520
National-Oilwell, Inc. (a)	900	32,715
Rowan Cos, Inc.	700	14,497
Smith International, Inc.	1,000	27,570
		276,982
Food & Staples Retailing 1.65%
The Kroger Co.	1,500	32,385
Sysco Corp.	1,300	33,137
Wal-Mart Stores, Inc.	1,800	91,566
		157,088
Food Products 1.22%
Archer-Daniels-Midland Co.	1,200	34,596
Campbell Soup Co.	800	25,088
HJ Heinz Co.	800	30,800
Hormel Foods Corp.	700	25,865
		116,349
Gas Utilities 0.32%
Questar Corp.	900	30,384
Health Care Equipment & Supplies 1.04%
Hospira, Inc. (a)	800	31,272
Stryker Corp.	800	33,168
Varian Medical Systems, Inc. (a)	800	34,456
		98,896
Health Care Providers & Services 2.59%
Aetna, Inc.	1,100	31,350
AmerisourceBergen Corp.	1,400	29,834
Cardinal Health, Inc.	900	31,122
Cigna Corp.	1,000	29,430
Coventry Health Care, Inc. (a)	900	19,647
Humana, Inc. (a)	900	32,130
Laboratory Corp Of America Holdings (a)	400	27,916
UnitedHealth Group, Inc.	1,600	44,800
		246,229

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Schedule of Investments (Continued)

August 31, 2009

	Shares	Value
COMMON STOCKS 63.58% (Continued)
Hotels, Restaurants & Leisure 0.31%
Darden Restaurants, Inc.	900	$29,637
Household Durables 0.50%
Newell Rubbermaid, Inc.	1,100	15,312
Whirlpool Corp.	500	32,105
		47,417
Household Products 1.19%
Procter & Gamble Co.	2,100	113,631
Independent Power Producers & Energy Traders 0.15%
Dynegy Inc. (a)	7,300	13,870
Industrial Conglomerates 1.04%
General Electric Co.	7,100	98,690
Insurance 3.01%
Aflac, Inc.	900	36,558
Assurant, Inc.	600	17,970
Cincinnati Financial Corp.	1,000	25,720
Lincoln National Corp.	1,300	32,812
MetLife, Inc.	1,200	45,312
Principal Financial Group, Inc.	1,200	34,080
Torchmark Corp.	400	17,044
Travelers Companies, Inc.	900	45,378
UnumProvident Corp.	1,400	31,542
		286,416
Internet Software & Services 1.39%
eBay, Inc. (a)	1,800	39,852
Google, Inc. (a)	200	92,334
		132,186
IT Services 0.93%
Affiliated Computer Services, Inc. (a)	600	26,880
Computer Sciences Corp. (a)	600	29,310
Western Union Co.	1,800	32,472
		88,662
Leisure Equipment & Products 0.55%
Hasbro, Inc.	900	25,551
Mattel, Inc.	1,500	26,985
		52,536
Life Sciences Tools & Services 0.32%
Waters Corp. (a)	600	30,168

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Schedule of Investments (Continued)

August 31, 2009

	Shares	Value
COMMON STOCKS 63.58% (Continued)
Machinery 0.60%
Dover Corp.	900	$31,131
Flowserve Corp.	300	25,875
		57,006
Media 1.54%
The DIRECTV Group Inc. (a)	1,200	29,712
Gannett Co, Inc.	2,200	19,008
The McGraw-Hill Companies, Inc.	900	30,249
Omnicom Group Inc.	900	32,688
Viacom Inc. (a)	1,400	35,056
		146,713
Metals & Mining 0.76%
AK Steel Holding Corp.	700	14,224
Allegheny Technologies, Inc.	900	27,333
United States Steel Corp.	700	30,646
		72,203
Multiline Retail 1.20%
JC Penney Co. Inc.	900	27,036
Kohl's Corp. (a)	700	36,113
Nordstrom, Inc.	900	25,236
Sears Holdings Corp. (a)	400	25,380
		113,765
Multi-Utilities 0.89%
Ameren Corp.	1,000	26,970
NiSource, Inc.	2,000	26,420
Public Service Enterprise Group, Inc.	1,000	31,670
		85,060
Oil, Gas & Consumable Fuels 5.21%
ChevronTexaco Corp.	1,300	90,922
Consol Energy, Inc.	800	29,928
Exxon Mobil Corp.	3,800	262,770
Massey Energy Co.	600	16,248
Murphy Oil Corp.	600	34,200
Peabody Energy Corp.	900	29,412
Sunoco, Inc.	1,200	32,280
		495,760
Paper & Forest Products 0.18%
MeadWestvaco Corp.	800	17,560

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Schedule of Investments (Continued)

August 31, 2009

	Shares	Value
COMMON STOCKS 63.58% (Continued)
Pharmaceuticals 2.53%
Forest Laboratories, Inc. (a)	1,100	$32,197
Johnson & Johnson	2,200	132,968
Pfizer, Inc.	4,500	75,150
		240,315
Professional Services 0.57%
Dun & Bradstreet Corp.	400	29,216
Equifax, Inc.	900	24,876
		54,092
Real Estate Investment Trusts 0.59%
Plum Creek Timber Co Inc.	800	24,232
ProLogis	2,900	32,248
		56,480
Semiconductors & Semiconductor Equipment 1.24%
Altera Corp.	1,400	26,894
Intel Corp.	4,500	91,440
		118,334
Software 2.54%
Microsoft Corp.	7,500	184,875
Oracle Corp.	2,600	56,862
		241,737
Specialty Retail 1.95%
GameStop Corp. (a)	1,100	26,180
The Gap Inc.	1,700	33,405
Limited Brands Inc.	2,000	29,840
Staples, Inc.	1,600	34,576
Tiffany & Co.	800	29,104
The TJX Companies, Inc.	900	32,355
		185,460
Textiles, Apparel & Luxury Goods 0.30%
Coach, Inc.	1,000	28,290
Tobacco 0.63%
Philip Morris International, Inc.	1,300	59,423
TOTAL COMMON STOCKS (Cost $5,369,653)		6,048,896

EXCHANGE-TRADED FUNDS 31.18%
iShares MSCI Japan Index Fund	9,400	96,068
iShares MSCI Pacific ex-Japan Index Fund	2,600	96,070
Proshares UltraShort MSCI EAFE	1,200	54,996
ProShares UltraShort S&P500	62,300	2,718,772
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,918,925)		2,965,906

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Schedule of Investments (Continued)

August 31, 2009

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS 5.16%
Money Market Fund 5.16%
Fidelity Institutional Government Portfolio	$491,218	$491,218
TOTAL SHORT-TERM INVESTMENTS (Cost $491,218)		491,218

Total Investments (Cost $9,779,796) 99.92%		9,506,020
Other Assets in Excess of Liabilities 0.08%		8,020
TOTAL NET ASSETS 100.00%		$9,514,040

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Statement of Assets and Liabilities

August 31, 2009

Assets
Investments, at value (cost $9,779,796)	$9,506,020
Dividends and interest receivable	15,943
Receivable for Fund shares sold	1,074
Total Assets	9,523,037

Liabilities
Payable for Fund shares redeemed	2,853
Payable to Adviser	6,144
Total Liabilities	8,997
Net Assets	$9,514,040

Net Assets Consist Of:
Paid-in capital	$10,873,966
Accumulated net realized loss	(1,086,150)
Net unrealized depreciation on investments	(273,776)
Net Assets	$9,514,040

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	417,655

Net asset value, redemption price and offering price per share	$22.78

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Statement of Operations

For the Year Ended August 31, 2009

Investment Income
Dividend income	$192,840
Interest income	90,818
Total Investment Income	283,658

Expenses
Advisory fees (Note 4)	297,393
Total Expenses	297,393
Net Investment Loss	(13,735)

Realized and Unrealized Loss on Investments
Net realized loss on investments	(441,642)
Change in net unrealized appreciation (depreciation) on investments	(536,678)
Net Realized and Unrealized Loss on Investments	(978,320)
Net Decrease in Net Assets from Operations	$(992,055)

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Statements of Changes in Net Assets

	Year Ended	Period Ended
	August 31, 2009	August 31, 2008(1)
From Operations
Net investment income (loss)	$(13,735)	$73,842
Net realized loss on investments	(441,642)	(471)
Net change in unrealized
appreciation (depreciation) on investments	(536,678)	262,902
Net increase (decrease) in
net assets from operations	(992,055)	336,273

From Dividends and Distributions
Net investment income	(100,249)	(31,141)
Net realized gain on investments	(507,153)	—
Net decrease in net assets resulting
from dividends and distributions paid	(607,402)	(31,141)

From Capital Share Transactions
Proceeds from shares sold	18,470,856	23,834,494
Net asset value of shares issued in reinvestment
of distributions to shareholders	607,402	31,141
Costs for shares redeemed	(28,334,350)	(3,801,178)
Net increase (decrease) in net assets from
capital share transactions	(9,256,092)	20,064,457
Total Increase (Decrease) in Net Assets	(10,855,549)	20,369,589

Net Assets
Beginning of period	20,369,589	—
End of period	$9,514,040	$20,369,589
Accumulated Net Investment Income	$—	$42,701

(1)	The Fund commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND

Financial Highlights

Per Share Data For a Share Outstanding Throughout Each Period

	Year Ended	Period Ended
	August 31, 2009	August 31, 2008(1)
Net Asset Value, Beginning of Period	$24.69	$25.00

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.02)	0.16
Net realized and unrealized loss on investments	(1.09)	(0.40)
Total from investment operations	(1.11)	(0.24)

Less dividends and distributions paid:
From net investment income	(0.13)	(0.07)
From net realized gain on investments	(0.67)	—
Total dividends and distributions paid	(0.80)	(0.07)
Net Asset Value, End of Period	$22.78	$24.69
Total Return(3)	(4.63)%	(0.95)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$9,514	$20,370
Ratio of expenses to average net assets(4)	1.90%	1.90%
Ratio of net investment income (loss)
to average net assets(4)	(0.09)%	0.71%
Portfolio turnover rate(3)	616.24%	283.76%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements
August 31, 2009

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fusion Global Long/Short Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective and commenced operations on September 28, 2007. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Fusion Asset Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements (Continued)
August 31, 2009

market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund has adopted Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) and FASB Staff Position 157-4 “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Decreased and Identified Transactions that are not Orderly” (“FSP 157-4”).  FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  FAS 157 requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$631,466	$—	$—	$631,466
Consumer Staples	621,822	—	—	621,822
Energy	772,742	—	—	772,742
Financials	925,893	—	—	925,893
Health Care	615,608	—	—	615,608
Industrials	667,867	—	—	667,867
Information Technology	1,224,416	—	—	1,224,416
Investment Companies	2,965,906	—	—	2,965,906
Materials	170,489	—	—	170,489
Telecommunication Services	213,159	—	—	213,159
Utilities	205,434	—	—	205,434
Total Common Stock	9,014,802	—	—	9,014,802
Short-Term Investments	$491,218	$—	$—	$491,218
Total Investments
in Securities	$9,506,020	$—	$—	$9,506,020

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements (Continued)
August 31, 2009

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for interim and annual periods beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.  Management has evaluated SFAS 161 and has determined that there is no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements (Continued)
August 31, 2009

of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on trade date. The Fund determines the gain or loss from investment transactions based on the first in, first out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)	New Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Statementof Financial Accounting Standards No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (“SFAS 168”). SFAS 168 provides for the FASB Accounting Standards CodificationTM (the “Codification”) to become the single official source of authoritative, nongovernmental U.S. Generally Accepted Accounting Principles (“GAAP”), except for rules and interpretive releases of the SEC, which are also sources of authoritative GAAP for SEC registrants. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. As the Codification was not intended to change or alter existing GAAP, it is not expected to impact the financial statements, however in following year, the fund will cease using GAAP references and begin to use the new Codification when referring to GAAP.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the year ended August 31, 2009 and the period ended August 31, 2008 were as follows:

	Ordinary	Long-term
	Income	Capital Gains
August 31, 2009	$607,402	$—
August 31, 2008	31,141	—

As of August 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$10,929,670
Gross tax unrealized appreciation	753,961
Gross tax unrealized depreciation	(2,177,611)
Net tax unrealized appreciation	$(1,423,650)
Undistributed ordinary income	63,724
Undistributed long-term capital gain	—
Total distributable earnings	$63,724
Other accumulated gains/(losses)	—
Total accumulated gains/(losses)	$(1,359,926)

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements (Continued)
August 31, 2009

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

For the year ended August 31, 2009, the Fund utilized capital loss carryovers of $110.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2009, the following table shows the reclassifications made:

Undistributed Net Investment Income (Loss)	$71,300
Accumulated Net Realized Gain/(Loss)	(136,901)
Paid-In Capital	65,601

In July 2006, the financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2009. At August 31, 2009, the fiscal years 2008 and 2009 remain open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. The Agreement requires the Adviser to provide or pay the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee.  In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly, based on a rate equal to 1.90% of the Fund’s average daily net assets.  However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements (Continued)
August 31, 2009

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Year Ended	Period Ended
	August 31, 2009	August 31, 2008(1)
Shares sold	776,829	979,475
Shares issued to holders in
reinvestment of distributions	25,319	1,297
Shares redeemed	(1,209,501)	(155,764)
Net increase (decrease)	(407,353)	825,008

(1)	The Fund commenced operations on September 28, 2007.

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended August 31, 2009, were $56,489,018 and $56,316,176, respectively. The Fund did not have any purchases or sales of long-term U.S. Government securities.

(8)	Results of Shareholder Meeting

A Special Meeting of Shareholders of the Fusion Global Long/Short Fund (the “Fund”) was held July 31, 2009 at the offices of U.S. Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Fund at the close of business on July 15, 2009.  At the Special Meeting, shareholders were asked to approve the following:

PROPOSAL 1.

To approve an Investment Advisory Agreement for the Fund with American Independence Financial Services, LLC.

The tabulation of the shareholder votes rendered the following results:

	Votes For	Non Votes
Proposal 1	267,140.370	184,395.272

(9)	Subsequent Events Evaluation

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through October 30, 2009. This evaluation resulted in the identification of the following two subsequent events.

(1)	Effective September 1, 2009, the name of the Fund was changed to The Fusion Fund.

(2)
On October 23, 2009, the Board of Trustees called for a special meeting of the shareholders of the Fund to be held on December 15, 2009 (“Special Meeting”)  The purpose of the Special Meeting will be to vote on a proposed plan of

FUSION GLOBAL LONG/SHORT FUND
Notes to Financial Statements (Continued)
August 31, 2009

reorganization (the “Proposed Reorganization”) for the Fund.  The Proposed Reorganization calls for The Fusion Fund to be transferred from Trust for Professional Managers to the American Independence Funds’ Trust . The Proposed Reorganization is expected to take place prior to December 30, 2009.

Should the Proposed Reorganization not receive the necessary votes at the Special Meeting, the Fund will consider other alternatives upon the expiration of its Investment Advisory Agreement on December 31, 2009.

FUSION GLOBAL LONG/SHORT FUND
Report of Independent Registered Public Accounting Firm

To the Shareholders of The Fusion Fund and
Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statement of assets and liabilities of Fusion Global Long/Short Fund (the “Fund”) (subsequently renamed The Fusion Fund), one of the diversified series constituting Trust for Professional Managers, including the schedule of investments, as of August 31, 2009, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2009, and the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two periods presented, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, WI
October 30, 2009

FUSION GLOBAL LONG/SHORT FUND
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of the Trust for Professional Managers (the “Trust”) met on July 20, 2009 to consider the approval of the Investment Advisory Agreement (the “Agreement”) between the Fund and American Independence Financial Services, LLC (“AIFS”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Fund, due diligence materials relating to AIFS (including a due diligence questionnaire completed on behalf of the Fund by AIFS, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), approved the Agreement for an initial term ending December 31, 2009, subject to approval by a vote of the Fund’s shareholders.

Discussion of Factors Considered

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.  Nature, Extent and Quality of Services Provided to the Fund.

The Trustees considered the nature, extent and quality of services to be provided by AIFS to the Fund.  The Trustees considered AIFS’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the Fund’s portfolio managers (the “Portfolio Managers”), and other key personnel at AIFS that would be involved in the day-to-day activities of the Fund pursuant to the Agreement.  The Trustees reviewed the structure of AIFS’s compliance procedures and the information provided by AIFS in response to a due diligence questionnaire as well as other information provided by AIFS and forwarded to the Trustees.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of AIFS.  The Trustees, in consultation with their independent counsel, reviewed AIFS’s compliance procedures and were assured that it was fully compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that AIFS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

FUSION GLOBAL LONG/SHORT FUND
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

2.  Investment Performance of AIFS.

In assessing the portfolio management services to be provided by AIFS, the Board considered the experience and background of the Portfolio Managers as well as the Portfolio Managers management of the Fund’s investment portfolio under the Interim Investment Advisory Agreement.  The Board considered the performance of other investment companies that AIFS managed.  The Trustees also reviewed the qualifications, background and experience of the staff of AIFS as set forth in AIFS’s Form ADV and other materials provided to the Trustees in advance of the meeting.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from AIFS’s management.

3.  Costs of Services and Profits Realized by AIFS.

The Trustees considered the cost of services and the structure of AIFS’s fees, noting that the Agreement provided for a unitary fee structure pursuant to which AIFS will pay all other expenses of the Fund, other than “acquired fund fees and expenses,” from its 1.90% advisory fee.  The Trustees noted that U.S. Bancorp Fund Services, LLC, the Fund’s administrator, would serve as paying agent under the Agreement with respect to the payment of Fund expenses out of AIFS’s management fee.  The Trustees considered the cost structure of the Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of AIFS.  The Trustees also examined the level of profits that could be expected to accrue to AIFS from the fees payable under the Agreement and the proposed expense subsidization undertaken by AIFS.  The Trustees noted that the Fund’s contractual management fee, while higher than the industry average of 1.233% for similar funds, was reasonable in light of the Fund’s unitary fee structure and when the proposed expense waivers and reimbursements of AIFS were applied to the Fund’s overall expenses.  The Fund’s total expense ratio of 1.90% fell within the 3rd quartile of its peer group of long/short funds, and was below the industry average of the Fund’s peer group of long/short funds, which fell at 1.992%.  The Trustees noted that the Fund’s total expenses would be capped at 1.90%.  The Trustees also considered that “acquired fund fees and expenses” incurred in connection with the Fund’s investments in exchange-traded funds would not be subject to the expense cap nor paid by AIFS from its advisory fee.  The Trustees concluded that the Fund’s expenses and the fees paid to AIFS were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by AIFS.  The Trustees further concluded that AIFS’s profit from sponsoring the Fund would not be excessive because the 1.90% advisory fee would be used to pay all of the Fund’s expenses other than “acquired fund fees and expenses” and would enable AIFS to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.  Extent of Economies of Scale as the Fund Grows.

The Trustees reviewed the structure of AIFS’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders).  The Trustees concluded that the potential economies of scale that the

FUSION GLOBAL LONG/SHORT FUND
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)

Fund might realize would be achievable under the structure of AIFS’s advisory fees and the Fund’s expenses.  The Trustees reviewed all proposed expense waivers and reimbursements by AIFS with respect to the Fund.  With respect to AIFS’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.  Benefits Derived from the Relationship with the Fund.

The Trustees considered the direct and indirect benefits that could be received by AIFS from its association with the Fund. The Trustees examined the allocation of brokerage by AIFS with respect to the Fund.  The Trustees concluded that the benefits AIFS may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

Conclusions

The Trustees considered all of the foregoing factors. In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with AIFS on behalf of the Fund as being in the best interests of the Fund and its shareholders.

FUSION GLOBAL LONG/SHORT FUND
Additional Information
(Unaudited)

Tax Information

The Fund designates 26.27% of its ordinary income distribution tor the year ended August 31, 2009 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended August 31, 2009, 26.80% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders. The Fund utilized earnings and profits distributed to shareholders on redemptions of shares in the amount of $65,601 as part of the dividend paid deduction.

The Fund designates 83.49% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C).

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2009.

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Dr. Michael D. Akers	Trustee	Indefinite	Professor and	18	Independent
615 E. Michigan St.		Term; Since	Chair of Accounting		Trustee,
Milwaukee, WI 53202		August 22,	(2004–present);		USA MUTUALS
Age: 54		2001	Associate		(an open-end
			Professor of		investment
			Accounting,		company with
			Marquette		two portfolios).
University
(1996–2004).

FUSION GLOBAL LONG/SHORT FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Gary A. Drska	Trustee	Indefinite	Captain, Midwest	18	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee,
Milwaukee, WI 53202		August 22,	(airline company)		USA MUTUALS
Age: 52		2001	(1985–present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).
Interested Trustee and Officers
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	18	Trustee,
615 E. Michigan St.	President	Term; Since	President,		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	U.S. Bancorp Fund		(an open-end
Age: 47	Trustee	2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee,
USA MUTUALS
(an open-end
investment
company with
two portfolios).
John Buckel	Vice	Indefinite	Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administration and
Milwaukee, WI 53202	Treasurer	January 11,	Compliance, U.S.
Age: 52	and	2008	Bancorp Fund
	Principal		Services, LLC
	Accounting		(2004–present);
	Officer		UMB Investment
Services Group
(2000–2004).
Kristin M. Cuene	Chief	Indefinite	Attorney, Chief	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance Officer,
Milwaukee, WI 53202	Officer	January 23,	U.S. Bancorp Fund
Age: 40+		2009	Services, LLC
(2008–present);
Attorney, Investment
Management, Quarles
& Brady, LLP
(2007–2008); Student,
University of
Pennsylvania
(2004–2007).

FUSION GLOBAL LONG/SHORT FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	and Legal
Milwaukee, WI 53202		November 15,	Compliance
Age: 30		2005	Officer, U.S.
Bancorp Fund
Services, LLC
(2004–present).
Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 10,	U.S. Bancorp Fund
Age: 35		2008	Services, LLC
(2004–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

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A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fusion Global Long/Short Fund has adopted proxy voting policies and procedures that delegate to American Independence Financial Services, LLC, the Fund’s investment adviser (the “Adviser”), the authority to vote proxies. A description of the Fusion Global Long/Short Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-600-7788. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, either upon request by calling the Fund toll free at 1-877-600-7788 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

FUSION GLOBAL LONG/SHORT FUND

Investment Adviser	American Independence
Financial Services, LLC
335 Madison Avenue
Mezzanine
New York, NY 10017

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers  is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2009	FYE 8/31/2008
Audit Fees	$18,550	$17,150
Audit-Related Fees	0	0
Tax Fees	$3,475	$3,300
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2009	FYE 8/31/2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2009	FYE 8/31/2008
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date   November 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Joseph Neuberger
Joseph Neuberger, President

Date   November 4, 2009

By (Signature and Title)  /s/ John Buckel
John Buckel, Treasurer

Date   November 4, 2009